Borrowings - Summary of Group's Individual Borrowings (Parenthetical) (Detail)	Dec. 31, 2021	Dec. 31, 2020
Ermenegildo Zegna NV [Member] | Point Seven Five Percent Variable Interest Spread Maturing November Two Thousand And Twenty Three [Member] | Variable Interest Rate IRS [Member]
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Debt instrument variable interest rate spread	0.75%
Ermenegildo Zegna NV [Member] | Point Seven Five Percent Variable Interest Spread Maturing November Two Thousand And Twenty Three [Member] | Variable Interest Rate Euribor Six Months [Member]
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Debt instrument variable interest rate spread	0.75%
Ermenegildo Zegna NV [Member] | Point Eight Percent Variable Interest Spread Maturing September Two Thousand And Twenty Three [Member] | Variable Interest Rate Euribor Six Months [Member]
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Debt instrument variable interest rate spread	0.80%
Ermenegildo Zegna NV [Member] | Point Seven Six Percent Variable Interest Rate Spread Maturing May Two Thousand And Twenty Five [Member] | Variable Interest Rate Euribor One Month [Member]
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Debt instrument variable interest rate spread	0.76%
Ermenegildo Zegna NV [Member] | Variable Interest Rate Spread Zero Point Seven Three Percent Maturing In October Two Thousand And Twenty One [Member] | Variable Interest Rate Three Months Euribor [Member]
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Debt instrument variable interest rate spread		0.73%
Ermenegildo Zegna NV [Member] | Variable Interest Rate Spread Zero Point Six Nine Percent Maturing In Spetember Two Thousand And Twenty Two [Member] | Variable Interest Rate Three Months Euribor [Member]
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Debt instrument variable interest rate spread	0.69%	0.69%
Ermenegildo Zegna NV [Member] | Variable Interest Rate Spread Zero Point Eight Zero Percent Maturing In Spetember Two Thousand And Twenty Two [Member] | Variable Interest Rate Euribor Six Months [Member]
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Debt instrument variable interest rate spread		0.80%
Ermenegildo Zegna NV [Member] | Variable Interest Rate Spread One Point Four Eight Percent Maturing In January Two Thousand And Twenty Three [Member] | Variable Interest Rate IRS [Member]
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Debt instrument variable interest rate spread	1.48%	1.48%
Ermenegildo Zegna NV [Member] | Variable Interest Rate Spread Zero Point Eight Zero Percent Maturing In February Two Thousand And Twenty Three [Member]
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Debt instrument variable interest rate spread	0.80%
Ermenegildo Zegna NV [Member] | Variable Interest Rate Spread Zero Point Eight Zero Percent Maturing In February Two Thousand And Twenty Three [Member] | Variable Interest Rate IRS [Member]
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Debt instrument variable interest rate spread		0.80%
Ermenegildo Zegna NV [Member] | Variable Interest Rate Spread Zero Point Seven Five Percent Maturing In May Two Thousand And Twenty Three [Member] | Variable Interest Rate Euribor Six Months [Member]
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Debt instrument variable interest rate spread	0.75%	0.75%
Ermenegildo Zegna NV [Member] | Variable Interest Rate Spread Zero Eight Three Percent Maturing In June Two Thousand And Twenty Three [Member] | Variable Interest Rate Euribor Six Months [Member]
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Debt instrument variable interest rate spread	0.83%	0.83%
Ermenegildo Zegna NV [Member] | Variable Interest Rate Spread One Point Zero Five Percent Maturing In August Two Thousand And Twenty Three [Member] | Variable Interest Rate IRS [Member]
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Debt instrument variable interest rate spread	1.05%	1.05%
Ermenegildo Zegna NV [Member] | Variable Interest Rate Spread Zero Point Seven Five Percent Maturing In November Two Thousand And Twenty Three [Member] | Variable Interest Rate IRS [Member]
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Debt instrument variable interest rate spread		0.75%
Ermenegildo Zegna NV [Member] | Variable Interest Rate Spread Zero Point Eight One Percent Maturing In April Two Thousand And Twenty Four [Member] | Variable Interest Rate IRS [Member]
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Debt instrument variable interest rate spread	0.81%	0.81%
Ermenegildo Zegna NV [Member] | Variable Interest Rate Spread Zero Point Six Zero Percent Maturing In Decmeber Two Thousand And Twenty Four [Member] | Variable Interest Rate IRS [Member]
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Debt instrument variable interest rate spread	0.60%	0.60%
E Z Holditalia [Member] | Variable Interest Rate Spread Zero Point Seven Six Percent Maturing In May Two Thousand And Twenty Five [Member] | Variable Interest Rate Euribor One Month [Member]
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Debt instrument variable interest rate spread		0.76%